Business Segment Information - Sales Mix for Company's Product Categories (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Product Type Reporting Information [Line Items]
NET SALES	$ 5,935,281	$ 5,796,066	$ 5,842,547	$ 5,553,638	$ 5,753,732	$ 5,911,490	$ 5,897,944	$ 5,456,635	$ 17,240,870	$ 17,192,251	$ 23,127,532	$ 23,019,801	$ 22,297,178
Meats and Seafood [Member]
Product Type Reporting Information [Line Items]
NET SALES											8,391,997	8,326,191	7,684,396
Dry Grocery Products [Member]
Product Type Reporting Information [Line Items]
NET SALES											4,123,584	4,152,682	4,275,669
Refrigerated and Frozen Grocery Products [Member]
Product Type Reporting Information [Line Items]
NET SALES											3,582,517	3,463,411	3,446,308
Dairy [Member]
Product Type Reporting Information [Line Items]
NET SALES											2,457,516	2,555,362	2,332,346
Equipment, Disposables and Supplies [Member]
Product Type Reporting Information [Line Items]
NET SALES											2,171,006	2,132,044	2,133,899
Beverage Products [Member]
Product Type Reporting Information [Line Items]
NET SALES											1,279,201	1,263,965	1,309,303
Produce [Member]
Product Type Reporting Information [Line Items]
NET SALES											$ 1,121,711	$ 1,126,146	$ 1,115,257